                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      Oppenheimer Capital Appreciation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                                                Shares           Value
                                                                            -------------   --------------
COMMON STOCKS--99.5%
CONSUMER DISCRETIONARY--9.0%
DIVERSIFIED CONSUMER SERVICES--1.0%
Apollo Group, Inc., Cl. A(1)                                                      998,540   $   56,986,678
HOTELS, RESTAURANTS & LEISURE--0.7%
McDonald's Corp.                                                                  626,900       39,651,425
INTERNET & CATALOG RETAIL--0.9%
Amazon.com, Inc.(1)                                                               378,121       51,390,425
MEDIA--2.4%
Cablevision Systems Corp. New York Group, Cl. A                                 2,555,315       63,933,981
McGraw-Hill Cos., Inc. (The)                                                    1,214,170       36,376,533
Walt Disney Co. (The)                                                           1,337,580       40,421,668
                                                                                            --------------
                                                                                               140,732,182
                                                                                            --------------
SPECIALTY RETAIL--1.4%
Bed Bath & Beyond, Inc.(1)                                                        945,800       35,335,088
Staples, Inc.                                                                   1,966,360       45,855,515
                                                                                            --------------
                                                                                                81,190,603
                                                                                            --------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Coach, Inc.                                                                     2,158,640       75,012,740
Nike, Inc., Cl. B                                                                 650,580       42,216,136
Polo Ralph Lauren Corp., Cl. A                                                    463,475       35,618,054
                                                                                            --------------
                                                                                               152,846,930
                                                                                            --------------
CONSUMER STAPLES--8.6%
BEVERAGES--1.9%
PepsiCo, Inc.                                                                   1,785,690      111,105,632
FOOD & STAPLES RETAILING--2.0%
Wal-Mart Stores, Inc.                                                           1,698,510       92,653,721
Walgreen Co.                                                                      534,950       20,804,206
                                                                                            --------------
                                                                                               113,457,927
                                                                                            --------------
FOOD PRODUCTS--2.8%
Cadbury plc                                                                     3,823,099       50,692,052
Nestle SA                                                                       2,416,646      114,234,011
                                                                                            --------------
                                                                                               164,926,063
                                                                                            --------------
HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                                             686,790       57,820,850
TOBACCO--0.9%
Philip Morris International, Inc.                                               1,062,750       51,107,648
ENERGY--8.6%
ENERGY EQUIPMENT & SERVICES--3.0%
Cameron International Corp.(1)                                                  1,130,530       42,734,034
Halliburton Co.                                                                 1,692,230       49,683,873
Schlumberger Ltd.                                                               1,324,796       84,641,216
                                                                                            --------------
                                                                                               177,059,123
                                                                                            --------------
OIL, GAS & CONSUMABLE FUELS--5.6%
Apache Corp.                                                                      548,430       52,254,410
Occidental Petroleum Corp.                                                      1,345,012      108,663,519
Range Resources Corp.                                                             902,213       42,521,299
Southwestern Energy Co.(1)                                                        720,350       31,666,586


                    1 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                                                Shares           Value
                                                                            -------------   --------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
XTO Energy, Inc.                                                                2,118,736   $   89,919,156
                                                                                            --------------
                                                                                               325,024,970
                                                                                            --------------
FINANCIALS--8.6%
CAPITAL MARKETS--4.0%
Charles Schwab Corp. (The)                                                      2,763,240       50,650,189
Credit Suisse Group AG                                                          1,233,554       64,470,369
Goldman Sachs Group, Inc. (The)                                                   409,954       69,552,796
Julius Baer Group Ltd.                                                            694,290       23,057,371
T. Rowe Price Group, Inc.                                                         500,630       24,495,826
                                                                                            --------------
                                                                                               232,226,551
                                                                                            --------------
COMMERCIAL BANKS--0.6%
Wells Fargo & Co.                                                               1,288,590       36,132,064
                                                                                            --------------
DIVERSIFIED FINANCIAL SERVICES--3.5%
BM&F BOVESPA SA                                                                 6,734,270       45,265,956
IntercontinentalExchange, Inc.(1)                                                 780,120       83,309,015
JPMorgan Chase & Co.                                                              773,970       32,885,985
MSCI, Inc., Cl. A(1)                                                            1,302,030       39,672,854
                                                                                            --------------
                                                                                               201,133,810
                                                                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Jones Lang LaSalle, Inc.                                                          576,130       29,307,733
                                                                                            --------------
HEALTH CARE--16.9%
BIOTECHNOLOGY--4.2%
Amgen, Inc.(1)                                                                    931,350       52,481,573
Celgene Corp.(1)                                                                1,413,200       78,361,940
Gilead Sciences, Inc.(1)                                                        1,917,398       88,296,178
Vertex Pharmaceuticals, Inc.(1)                                                   681,340       26,449,619
                                                                                            --------------
                                                                                               245,589,310
                                                                                            --------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Bard (C.R.), Inc.                                                                 319,649       26,278,344
Baxter International, Inc.                                                      2,091,480      114,090,234
Dentsply International, Inc.                                                    1,399,290       46,624,343
St. Jude Medical, Inc.(1)                                                         317,510       11,655,792
Stryker Corp.                                                                     592,310       29,852,424
                                                                                            --------------
                                                                                               228,501,137
                                                                                            --------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Express Scripts, Inc.(1)                                                        1,268,230      108,814,134
Medco Health Solutions, Inc.(1)                                                   866,280       54,714,245
Schein (Henry), Inc.(1)                                                           789,887       39,225,788
                                                                                            --------------
                                                                                               202,754,167
                                                                                            --------------
LIFE SCIENCES TOOLS & SERVICES--1.8%
Illumina, Inc.(1)                                                                 847,540       24,510,857
Thermo Fisher Scientific, Inc.(1)                                               1,718,167       81,149,027
                                                                                            --------------
                                                                                               105,659,884
                                                                                            --------------
PHARMACEUTICALS--3.4%
Allergan, Inc.                                                                  1,147,504       66,704,408


                    2 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                                                Shares           Value
                                                                            -------------   --------------
COMMON STOCKS CONTINUED
PHARMACEUTICALS CONTINUED
Novo Nordisk AS, Cl. B                                                            488,970   $   32,695,780
Roche Holding AG                                                                  343,948       56,260,298
Shire plc                                                                       2,105,688       41,215,572
                                                                                            --------------
                                                                                               196,876,058
                                                                                            --------------
INDUSTRIALS--6.0%
AEROSPACE & DEFENSE--2.3%
General Dynamics Corp.                                                            519,988       34,267,209
Goodrich Corp.                                                                    532,430       31,594,396
Lockheed Martin Corp.                                                             846,658       65,387,397
                                                                                            --------------
                                                                                               131,249,002
                                                                                            --------------
CONSTRUCTION & ENGINEERING--0.5%
Quanta Services, Inc.(1)                                                        1,561,470       29,277,563
ELECTRICAL EQUIPMENT--1.9%
ABB Ltd.                                                                        4,243,674       78,350,242
First Solar, Inc.(1)                                                              271,630       32,353,849
                                                                                            --------------
                                                                                               110,704,091
                                                                                            --------------
MACHINERY--0.7%
Joy Global, Inc.                                                                  751,480       40,234,239
PROFESSIONAL SERVICES--0.3%
Verisk Analytics, Inc., Cl. A(1)                                                  701,320       18,872,521
ROAD & RAIL--0.3%
Union Pacific Corp.                                                               316,150       19,999,649
INFORMATION TECHNOLOGY--34.2%
COMMUNICATIONS EQUIPMENT--5.9%
F5 Networks, Inc.(1)                                                              614,670       28,907,930
Juniper Networks, Inc.(1)                                                       1,752,040       45,780,805
QUALCOMM, Inc.                                                                  4,184,160      188,287,200
Research in Motion Ltd.(1)                                                      1,367,999       79,193,462
                                                                                            --------------
                                                                                               342,169,397
                                                                                            --------------
COMPUTERS & PERIPHERALS--7.0%
Apple, Inc.(1)                                                                    827,710      165,467,506
Dell, Inc.(1)                                                                   2,696,460       38,074,015
Hewlett-Packard Co.                                                             2,877,210      141,155,923
NetApp, Inc.(1)                                                                 2,003,220       61,739,240
                                                                                            --------------
                                                                                               406,436,684
                                                                                            --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Corning, Inc.                                                                   1,586,450       26,461,986
INTERNET SOFTWARE & SERVICES--5.3%
eBay, Inc.(1)                                                                   2,928,870       71,669,449
Google, Inc., Cl. A(1)                                                            404,916      236,066,028
                                                                                            --------------
                                                                                               307,735,477
                                                                                            --------------
IT SERVICES--5.3%
Accenture plc, Cl. A                                                            1,208,210       49,584,938
MasterCard, Inc., Cl. A                                                           490,870      118,230,948
Visa, Inc., Cl. A                                                               1,486,680      120,421,080


                    3 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                                                Shares           Value
                                                                            -------------   --------------
COMMON STOCKS CONTINUED
IT SERVICES CONTINUED
Western Union Co.                                                                 959,490   $   17,702,591
                                                                                            --------------
                                                                                               305,939,557
                                                                                            --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
Broadcom Corp., Cl. A(1)                                                        2,398,375       70,032,550
MEMC Electronic Materials, Inc.(1)                                              2,968,370       35,739,175
NVIDIA Corp.(1)                                                                 5,962,780       77,873,907
Texas Instruments, Inc.                                                         2,856,600       72,243,414
                                                                                            --------------
                                                                                               255,889,046
                                                                                            --------------
SOFTWARE--5.9%
Adobe Systems, Inc.(1)                                                          2,540,950       89,136,526
Microsoft Corp.                                                                 2,796,506       82,245,241
Nintendo Co. Ltd.                                                                 199,190       48,875,751
Oracle Corp.                                                                    4,230,780       93,415,622
Salesforce.com, Inc.(1)                                                           521,524       32,689,124
                                                                                            --------------
                                                                                               346,362,264
                                                                                            --------------
MATERIALS--5.1%
CHEMICALS--4.6%
Monsanto Co.                                                                    1,584,193      127,923,585
Potash Corp. of Saskatchewan, Inc.                                                536,020       60,259,368
Praxair, Inc.                                                                     992,205       81,390,576
                                                                                            --------------
                                                                                               269,573,529
                                                                                            --------------
METALS & MINING--0.5%
Xstrata plc(1)                                                                  1,460,910       26,100,696
TELECOMMUNICATION SERVICES--2.5%
WIRELESS TELECOMMUNICATION SERVICES--2.5%
Crown Castle International Corp.(1)                                             2,423,659       88,924,049
NII Holdings, Inc.(1)                                                           1,893,113       56,414,769
                                                                                            --------------
                                                                                               145,338,818
                                                                                            --------------
Total Common Stocks (Cost $4,467,002,742)                                                    5,783,825,689
INVESTMENT COMPANIES--0.7%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%(2, 3)           2,865            2,865
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.31%(2, 4)                                                             41,846,663       41,846,663
                                                                                            --------------
Total Investment Companies (Cost $41,849,528)                                  41,849,528
TOTAL INVESTMENTS, AT VALUE (COST $4,508,852,270)                                   100.2%   5,825,675,217
                                                                                            --------------
Liabilities in Excess of Other Assets                                                (0.2)     (10,400,613)
                                                                               ----------   --------------
Net Assets                                                                          100.0%  $5,815,274,604
                                                                               ==========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of November 30, 2009.


                    4 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

(3.) Interest rate is less than 0.0005%.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS         GROSS            SHARES
                                                     AUGUST 31, 2009    ADDITIONS    REDUCTIONS    NOVEMBER 30, 2009
                                                     ---------------   -----------   ----------    -----------------
Oppenheimer Institutional Money Market Fund, Cl. E      90,535,396     324,309,529   372,998,262       41,846,663

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $41,846,663   $45,744

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                                                                       LEVEL 3--
                                  LEVEL 1--          LEVEL 2--        SIGNIFICANT
                                  UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS      INPUTS           VALUE
                                -------------    -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  522,798,243     $         --          $--        $  522,798,243
   Consumer Staples                498,418,120               --           --           498,418,120
   Energy                          502,084,093               --           --           502,084,093
   Financials                      411,272,418       87,527,740           --           498,800,158
   Health Care                     905,469,204       73,911,352           --           979,380,556
   Industrials                     271,986,823       78,350,242           --           350,337,065
   Information Technology        1,990,994,411               --           --         1,990,994,411
   Materials                       269,573,529       26,100,696           --           295,674,225
   Telecommunication Services      145,338,818               --           --           145,338,818
Investment Companies                41,849,528               --           --            41,849,528
                                --------------   --------------          ---        --------------
Total Assets                    $5,559,785,187     $265,890,030          $--        $5,825,675,217
                                --------------   --------------          ---        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                    5 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                    6 | Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,621,066,375
                                 ==============
Gross unrealized appreciation    $1,310,953,090
Gross unrealized depreciation      (106,344,248)
                                 --------------
Net unrealized appreciation      $1,204,608,842
                                 ==============


                    7 | Oppenheimer Capital Appreciation Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    --------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010